Accounts Receivable, Net - Ageing Analysis of Accounts Receivable from Telephone and Internet Subscribers (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Accounts receivable	¥ 21,489	¥ 20,475
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	26,181	25,155
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	(4,692)	(4,680)
Telephone and Internet subscribers [member]
Disclosure of financial assets [line items]
Accounts receivable	9,343	10,470
Telephone and Internet subscribers [member] | Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	12,146	13,368
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	7,545	8,376
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	1,777	2,117
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | 4 to 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	1,822	1,932
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | More than 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	1,002	943
Telephone and Internet subscribers [member] | Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (2,803)	¥ (2,898)